Fair Value Measurements and Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives Measured at Fair Value and Balance Sheet Location

The following table sets forth the fair value of our derivatives including the balance sheet location (in thousands):

		Asset		Liability
	Balance Sheet location	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Fuel swaps designated as hedging instruments
	Prepaid expenses and other assets	$515	$5,955	$426	$876
	Other long-term assets	—	3,969	—	388
	Accrued expenses and other liabilities	1,514	188	4,548	204
	Other long-term liabilities	589	391	5,075	42

Fuel collars designated as hedging instruments
	Prepaid expenses and other assets	111	1,615	30	530
	Accrued expenses and other liabilities	385	51	391	69
	Other long-term liabilities	406	1,908	533	1,230

Fuel options not designated as hedging instruments
	Prepaid expenses and other assets	—	—	30	304
	Accrued expenses and other liabilities	—	—	391	—
	Other long-term liabilities	—	—	533	1,231

Foreign currency options designated as hedging instruments
	Accrued expenses and other liabilities	—	—	19,949	20,267
	Other long-term liabilities	—	—	—	16,443

Foreign currency forward contracts designated as hedging instruments
	Prepaid expenses and other assets	—	11,685	—	—

Foreign currency collar designated as a hedging instrument
	Prepaid expenses and other assets	6,886	—	1,009	—
	Other long-term assets	—	9,765	—	1,613

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31,
	2012	2011
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,079	$5,484
Other long-term assets	3,581	—
Accrued expenses and other liabilities	(16)	—
Other long-term liabilities	349	(440)
Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	1,085	4,377
Other long-term assets	—	740
Accrued expenses and other liabilities	(18)	—
Other long-term liabilities	678	—
Fuel options not designated as hedging instruments:
Prepaid expenses and other assets	(304)	—
Accrued expenses and other liabilities	—	(1,278)
Other long-term liabilities	(1,231)	(1,670)
Foreign currency options designated as hedging instruments:
Accrued expenses and other liabilities	(20,267)	—
Other long-term liabilities	(16,443)	(15,927)
Foreign currency forward contracts designated as hedging instruments:
Prepaid expenses and other assets	11,685	—
Foreign currency collar designated as a hedging instrument:
Other long-term assets	8,152	—

Amounts Recognized Within Assets and Liabilities

The following table discloses the amounts recognized within assets and liabilities (in thousands):

June 30, 2013	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$7,512	$(1,495)	$6,017	$—	$6,017
Liabilities	31,420	(2,894)	28,526	(19,949)	8,577

December 31, 2012	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$32,989	$(3,711)	$29,278	$(11,685)	$17,593
Liabilities	39,486	(2,538)	36,948	(36,710)	238

Fuel Swaps
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the fuel swaps on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(18,074)	$(34,283)	$(13,368)	$(7,819)
Loss recognized in other income (expense)— ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)

The effects of the fuel swaps on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$18,906	$29,928	$5,851
Gain (loss) recognized in other income (expense)—ineffective portion	(509)	457	140
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(14,448)	(36,686)	(3,065)

	$3,949	$(6,301)	$2,926

Fuel Collars
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the fuel collars on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(1,500)	$(11,674)	$(1,535)	$(2,619)
Gain (loss) recognized in other income (expense)— ineffective portion	14	(1,019)	22	(337)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)

The effects of the fuel collars on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain (loss) recognized in other comprehensive income (loss)—effective portion	$592	$(147)	$—
Gain (loss) recognized in other income (expense)—ineffective portion	165	(302)	—
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(1,954)	—	—

	$(1,197)	$(449)	$—

Fuel Options
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the fuel options on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other income (expense)	$(275)	$(366)	$581	$1,715

The effects of the fuel options on the consolidated financial statements, which were not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other income (expense)	$3,218	$2,422	$—

Foreign Exchange Option
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the foreign currency options on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(341)	$(12,193)	$(4,353)	$(17,035)
Loss recognized in other income (expense)— ineffective portion	(22)	(81)	(320)	(350)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	117	—	117	—

The effects of the foreign currency options on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss recognized in other comprehensive income (loss)—effective portion	$(19,428)	$(14,583)	$(1,125)
Gain (loss) recognized in other income (expense)—ineffective portion	(864)	(239)	20

	$(20,292)	$(14,822)	$(1,105)

Foreign Exchange Forward
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the foreign currency forward contracts on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss— effective portion	$8,747	$1,723	$(7,886)	$1,723
Gain (loss) recognized in other income (expense)— ineffective portion	(2)	—	66	—
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	(20)	—	(20)	—

The effects of the foreign currency forward contracts on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$11,685	$—	$—
Loss recognized in other income (expense)—ineffective portion	—	—	(33,061)

	$11,685	$—	$(33,061)

Foreign Currency Collar
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the foreign currency collar on the consolidated financial statements which was designated as a cash flow hedge was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss— effective portion	$1,447	$—	$(2,275)	$—

The effects of the foreign currency collar on the consolidated financial statements, which was designated as a cash flow hedge was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$8,152	$—	$—

Foreign Currency Forward Contract
Effects of Derivatives Designated as Cash Flow Hedges

As of June 30, 2013, the effects of the foreign currency forward contracts on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$—	$—	$20	$—